GUARANTOR SUBSIDIARIES - Narrative (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 28, 2013
Successor [Member]
Condensed Financial Statements, Captions [Line Items]
Cash Dividends Paid to Parent Company	$ 0
Successor [Member] | Parent Company (Guarantor)
Condensed Financial Statements, Captions [Line Items]
Cash Dividends Paid to Parent Company	$ 15,000
Guarantor Subsidiaries | Interline New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary Percentage Ownership	100.00%